EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

EATON VANCE HEXAVEST GLOBAL EQUITY FUND

EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Propsectuses and Statements of Additional Information dated December 1, 2019

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to Prospectuses and Statements of Additional Information dated January 1, 2020

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE CORE PLUS BOND FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectuses and Statements of Additional Information dated February 1, 2020

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL BOND FUND

EATON VANCE GLOBAL INCOME BUILDER FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE GLOBAL SMALL-CAP EQUITY FUND

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE MULTI-ASSET CREDIT FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectuses and Statements of Additional Information dated March 1, 2020

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE SHORT DURATION INFLATION-PROTECTED INCOME FUND

Supplement to Prospectuses and Statements of Additional Information dated March 1, 2020 as revised March 20, 2020

EATON VANCE INTERNATIONAL SMALL-CAP FUND

Supplement to Prospectus and Statement of Additional Information dated April 1, 2020

EATON VANCE BALANCED FUND

EATON VANCE CORE BOND FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

EATON VANCE SMALL-CAP FUND

EATON VANCE STOCK FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectuses and Statements of Additional Information dated May 1, 2020

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

PARAMETRIC TABS 1-to-10 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 5-to-15 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS 10-to-20 YEAR LADDERED MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

Supplement to Prospectuses and Statements of Additional Information dated June 1, 2020

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Prospectus and Statement of Additional Information dated March 1, 2020 as revised July 1, 2020

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

Supplement to Prospectus and Statement of Additional Information dated July 1, 2020

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectuses and Statements of Additional Information dated August 1, 2020

1.   Effective immediately, the following replaces the third paragraph under “Choosing A Share Class ” in “Purchasing Shares” in Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund’s statutory prospectus:

Advisers Class shares are offered at net asset value to clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including employer sponsored retirement plans). Advisers Class shares are also offered to investment and institutional clients of Eaton Vance and its affiliates, certain persons affiliated with Eaton Vance and certain fund service providers, and investors who purchase shares through platforms of certain financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Advisers Class shares through such platforms. Advisers Class shares pay distribution and service fees equal to 0.25% annually of average daily net assets.

2.    Effective immediately, the following replaces “Distribution and Service Fees” under “Sales Charges” in Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund’s statutory prospectus:

Distribution and Service Fees. Advisers Class, Class A and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares and service fees for personal and/or shareholder account services (so-called “12b-1 fees”). Class C shares pay distribution fees to the principal underwriter of 0.75% (0.60% for Class C shares of Floating-Rate Advantage Fund) of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter generally compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% (3% in the case of Floating-Rate Advantage Fund) and 1%, respectively, of the purchase price of the shares. After the first year, such financial intermediaries also receive 0.75% (0.60% for Floating-Rate Advantage Fund) of the value of outstanding Class C shares sold by such financial intermediaries in annual distribution fees. With respect to purchases of Class C shares by certain employer sponsored retirement plans, the principal underwriter does not compensate the financial intermediary at the time of sale. In such cases, the financial intermediary receives 0.75% of the value of outstanding Class C shares sold by such financial intermediary in annual distribution fees immediately after the sale. Class C shares also pay service fees to the principal underwriter equal to 0.25% (0.15% for Class C shares of Floating-Rate Advantage Fund) of average daily net assets annually. Class A shares and Advisers Class shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter generally receives the Class A distribution and service fees and the Class C service fees for one year. Thereafter, for Class A and Class C shares, financial intermediaries generally receive from the principal underwriter 0.25% (0.15% for Class C shares of Floating-Rate Advantage Fund) annually of average daily net assets based on the value of outstanding shares sold by such financial intermediaries for shareholder servicing performed by such intermediaries. In the case of distribution and service fees from Advisers Class shares, the principal underwriter may pay a portion of such fees to financial intermediaries pursuant to shareholder servicing or similar agreements with such firms. Although there is no present intention to do so, Class C shares of Floating-Rate Advantage Fund could pay service fees of up to 0.25% annually upon Trustee approval. With respect to purchases of Class A and Class C shares by certain employer sponsored retirement plans, the financial intermediary receives the above described distribution and service fees or service fees, as applicable, from the principal underwriter immediately after the sale. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority, Inc.

3.   Effective November 5, 2020, the following replaces “Conversion Feature” under “Sales Charges” in each Fund’s statutory prospectus, except Eaton Vance Core Bond Fund, Eaton Vance Emerging and Frontier Countries Equity Fund, Eaton Vance Emerging Markets Debt Opportunities Fund, Eaton Vance Floating-Rate Municipal Income Fund, Eaton Vance International Small-Cap Fund and Parametric International Equity Fund:

Conversion Feature.  Effective November 5, 2020 (the “Effective Date”), Class C shares of a Fund will convert automatically to Class A shares of the Fund during the month following the eight year anniversary of the purchase of such Class C shares. If a financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares 8 years after the Effective Date. Prior to November 5, 2020, Class C shares will convert to Class A shares during the month following the ten year anniversary of the purchase of such Class C shares. In addition, Class C shares held in an account with each Fund’s transfer agent for which no financial intermediary is specified and that are not subject to a CDSC will be converted to Class A shares of the Fund periodically.

In some circumstances, the Board may determine to cease to offer and subsequently close an existing class of Fund shares. In such circumstances, the Fund may automatically convert the shares for such class into another share class, subject to prior notice to shareholders of the impacted class. Any such conversion will occur at the respective net asset value of each class as of the conversion date without the imposition of any fee or other charges by the Fund.

4.   Effective immediately, the following is added to “Appendix A – Financial Intermediary Sales Charge Variations” in each Fund’s statutory prospectus:

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:

Front-End Sales Load Waiver on Class A-shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund at net asset value pursuant to Stifel’s policies and procedures

5.   Effective November 5, 2020, the following replaces “Conversion Feature” under “SALES CHARGES” in each Fund’s Statement of Additional Information, except Eaton Vance Core Bond Fund, Eaton Vance Emerging and Frontier Countries Equity Fund, Eaton Vance Emerging Markets Debt Opportunities Fund, Eaton Vance Floating-Rate Municipal Income Fund, Eaton Vance International Small-Cap Fund and Parametric International Equity Fund:

Conversion Feature. Effective November 5, 2020 (the “Effective Date”), Class C shares automatically convert to Class A shares during the month following the eight year anniversary of the purchase of such Class C shares. If the financial intermediary that maintains a Class C shareholder’s account has not tracked the holding period for Class C shares, Class C shares held as of the Effective Date will automatically convert to Class A shares eight years after the Effective Date. Prior to November 5, 2020, Class C shares will convert to Class A shares during the month following the ten year anniversary of the purchase of such Class C shares. Such conversion shall be effected on the basis of the relative NAVs per share of the two classes without the imposition of any sales charge, fee or other charge. For purposes of this conversion, all distributions paid on such Class C shares which the shareholder elects to reinvest in Class C shares will be considered to be held in a separate sub-account. Upon the conversion of Class C shares not acquired through the reinvestment of distributions, a pro rata portion of the Class C shares held in the sub-account will also convert to such Class A shares. This portion will be determined by the ratio that such Class C shares being converted bears to the total of Class C shares (excluding shares acquired through reinvestment) in the account.

September 8, 2020	36452 9.8.20